United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  03/31/2011

Date of Reporting Period:  Quarter ended 12/31/2010

Item 1.                      Schedule of Investments

Federated Real Return Bond Fund

Portfolio of Investments

December 31, 2010 (unaudited)

Shares			Value
		MUTUAL FUNDS – 100.0%;1
5,428,987		Federated Inflation-Protected Securities Core Fund	58,958,796
782,618		High Yield Bond Portfolio	5,126,150
1,125,668	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23%	1,125,668
		TOTAL INVESTMENTS — 100.0% (IDENTIFIED COST $63,471,084)[3]	65,210,614
		OTHER ASSETS AND LIABILITIES - NET — (0.0)%[4]	(27,842)
		TOTAL NET ASSETS — 100%	$65,182,772

At December 31, 2010, the Fund had the following open swap contracts:

Credit Default Swap Counterparty	Goldman Sachs & Co.	Bank of America Securities LLC	Unrealized Appreciation of Credit Default Swaps
Reference Entity	Series 13 Investment Grade Index	Series 14 Investment Grade Index
Buy/Sell	Sell	Sell
Pay/Receive Fixed Rate	1.00%	1.00%
Expiration Date	12/20/2014	6/20/2015
Implied Credit Spread at 12/31/2010[5]	0.69	0.93
Notional Amount	$2,000,000	$3,000,000
Market Value	$24,218	$28,176
Upfront Premiums Paid	$(479)	$(19,294)
Unrealized Appreciation	$23,739	$8,882	$32,621

Unrealized Appreciation on Swap Contracts is included in “Other Assets and Liabilities — Net.”

1	Affiliated companies.
2	7-Day net yield.
3	At December 31, 2010, the cost of investments for federal tax purposes was $63,471,084. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from swap contracts was $1,739,530. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,739,530.
4	Assets, other than investments in securities, less liabilities.
5	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Mutual Funds	$65,210,614	$ —	$ —	$65,210,614
OTHER FINANCIAL INSTRUMENTS*	$ —	$32,621	$ —	$32,621
*	Other financial instruments include swap contracts.
1

Federated Fund for U.S. Government Securities

Portfolio of Investments

December 31, 2010 (unaudited)

Principal Amount			Value
		Mortgage-Backed Securities – 89.4%
		Federal Home Loan Mortgage Corporation – 53.0%
$42,554,589	[1]	4.000%, 11/1/2024 - 1/1/2041	43,390,968
153,989,481	[1]	4.500%, 6/1/2019 - 1/1/2041	158,862,384
87,690,743		5.000%, 2/1/2019 - 10/1/2039	92,465,210
70,141,288		5.500%, 3/1/2021 - 10/1/2037	75,058,398
297,035		6.000%, 10/1/2017 - 2/1/2032	326,813
4,616,285		6.500%, 10/1/2037 - 10/1/2038	5,108,980
600,181		7.000%, 12/1/2031	675,174
1,154,568		7.500%, 9/1/2013 - 8/1/2031	1,301,755
165,746		8.000%, 12/1/2029	186,980
3		12.500%, 10/1/2012	3
111		14.750%, 8/1/2011	140
65		15.500%, 8/1/2011	85
		TOTAL	377,376,890
		Federal National Mortgage Association – 32.7%
8,000,000	[1]	4.000%, 1/1/2041	7,962,113
3,270,274		4.500%, 12/1/2019	3,456,787
98,283,083		5.000%, 6/1/2023 - 1/1/2040	103,735,770
35,941,003		5.500%, 12/1/2013 - 9/1/2037	38,605,599
55,909,424		6.000%, 10/1/2028 - 4/1/2038	61,467,877
14,578,814		6.500%, 4/1/2029 - 8/1/2037	16,201,202
1,359,691		7.000%, 8/1/2028 - 1/1/2032	1,525,087
159,050		7.500%, 1/1/2030 - 10/1/2031	179,993
2,946		11.750%, 10/1/2015	3,412
985		12.750%, 8/1/2014	1,087
432		13.000%, 8/1/2015	509
1,594		15.000%, 10/1/2012	1,708
		TOTAL	233,141,144
		Government National Mortgage Association – 3.7%
15,315,718		5.000%, 11/20/2038 - 9/20/2039	16,283,719
4,139,805		5.500%, 12/20/2038	4,457,729
3,164,131		6.000%, 9/20/2038	3,453,228
1,318,531		7.500%, 12/15/2023 - 7/15/2030	1,493,837
134,505		8.250%, 5/15/2030 - 10/15/2030	153,185
76,042		8.375%, 8/15/2030	85,806
271		11.250%, 9/20/2015	314
		TOTAL	25,927,818
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $603,149,551)	636,445,852
		Collateralized Mortgage Obligations – 8.1%
		Federal Home Loan Mortgage Corporation – 2.5%
3,746,924	[2]	0.570%, 6/15/2036, REMIC 3175 FE	3,729,161
7,332,709	[2]	0.590%, 5/15/2036, REMIC 3160 FD	7,304,400
4,825,654	[2]	0.640%, 7/15/2036, REMIC 3179 FP	4,818,266
1,733,318	[2]	0.660%, 8/15/2036, REMIC 3206 FE	1,728,493
		TOTAL	17,580,320

Principal Amount			Value
		Federal National Mortgage Association – 1.8%
$1,216,703	[2]	0.511%, 10/25/2031, REMIC 2005-63 FC	1,205,603
5,045,487	[2]	0.561%, 7/25/2036, REMIC 2006-58 FP	5,025,610
2,248,802	[2]	0.611%, 9/25/2036, REMIC 2006-81 FB	2,242,785
2,418,215	[2]	0.641%, 10/25/2036, REMIC 2006-93 FM	2,408,956
2,333,174	[2]	0.661%, 6/25/2036, REMIC 2006-43 FL	2,328,527
		TOTAL	13,211,481
		Non-Agency Mortgage – 3.8%
5,093,269		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	4,727,873
2,164,581		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	2,096,567
2,631,152		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	2,543,723
5,216,784	[2]	Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 0.461%, 5/19/2047	3,005,273
4,492,725		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	4,236,508
683	[3,5]	Lehman Structured Securities Corp. 2001-GE3, Class A, 0.000%, 5/28/2018	479
490,027	[3,5]	Lehman Structured Securities Corp. 2002-GE1, Class A, 0.000%, 7/26/2024	396,775
5,932,798	[3,5]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	203,495
2,478,343		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	2,486,252
3,478,649	[3,5]	Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	384,738
5,022,035		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	4,668,355
3,108,864	[2]	Washington Mutual 2006-AR1, Class 2A1B, 1.398%, 1/25/2046	2,082,939
		TOTAL	26,832,977
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $62,132,966)	57,624,778
		Commercial Mortgage-Backed Securities – 5.7%
		Commercial Mortgage – 5.7%
4,396,000		Bank of America Commercial Mortgage Inc., Class A3, 5.449%, 1/15/2049	4,593,980
4,000,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	4,099,970
5,403,917	[3,4]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/3/2015	5,514,452
6,000,000		GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	6,113,400
5,447,585	[3,4]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	5,594,048
5,549,735	[3,4]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	5,485,061
5,090,000		Morgan Stanley Capital I 2006-IQ12, Class A4, 5.332%, 12/15/2043	5,423,451
3,880,000		Morgan Stanley Capital I 2007-IQ14, Class AAB, 5.654%, 4/15/2049	4,057,832
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $40,340,971)	40,882,194
		Repurchase Agreements – 5.7%
19,750,000	[2]	Interest in $5,850,000,000 joint repurchase agreement 0.25%, dated 12/31/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,850,121,875 on 1/3/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,972,500,657.	19,750,000
20,794,000	[2,6]	Interest in $92,395,000 joint repurchase agreement 0.18%, dated 12/16/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $92,410,707 on 1/19/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/20/2040 and the market value of those underlying securities was $95,163,712.	20,794,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	40,544,000
		TOTAL INVESTMENTS — 108.9% (IDENTIFIED COST $746,167,488)[7]	775,496,824
		OTHER ASSETS AND LIABILITIES - NET — (8.9)%[8]	(63,318,617)
		TOTAL NET ASSETS — 100%	$712,178,207

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2010, these restricted securities amounted to $17,579,048, which represented 2.5% of total net assets.

4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2010, these liquid restricted securities amounted to $16,593,561, which represented 2.3% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at December 31, 2010 is as follows:

Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. 2001-GE3, Class A, 0.000%, 5/28/2018	8/15/2001	$608	$479
Lehman Structured Securities Corp. 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$403,620	$396,775
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	4/20/1999 – 5/25/1999	$202,502	$203,495
Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	12/15/1999	$812,553	$384,738
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	At December 31, 2010, the cost of investments for federal tax purposes was $746,167,488. The net unrealized appreciation of investments for federal tax purposes was $29,329,336. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $35,097,752 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,768,416.
8	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2010.

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$ —	$636,445,852	$ —	$636,445,852
Collateralized Mortgage Obligations	—	56,639,291	985,487	57,624,778
Commercial Mortgage-Backed Securities	—	40,882,194	—	40,882,194
Repurchase Agreements	—	40,544,000	—	40,544,000
TOTAL SECURITIES	$ —	$774,511,337	985,487	$775,496,824

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Debt Securities
Balance as of April 1, 2010	$1,149,284
Realized gain	14,625
Change in unrealized appreciation/depreciation	11,642
Net purchase (sales)	(190,064)
Balance as of December 31, 2010	$985,487
The total change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2010.	$11,642

The following acronym is used throughout this portfolio:

REMIC	— Real Estate Mortgage Investment Conduit

Federated Floating Rate Strategic Income Fund

Portfolio of Investments

December 31, 2010 (unaudited)

Principal Amount or Shares			Value
		Adjustable Rate Mortgages – 12.0%
		Federal National Mortgage Association ARM – 12.0%
$501,981		FNMA ARM 745551, 2.642%, 2/1/2036	525,376
209,376		FNMA ARM 810320, 2.682%, 4/11/2034	219,513
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $742,950)	744,889
		MUTUAL FUNDS – 86.4%;1
448,962		Federated Bank Loan Core Fund	4,552,476
115,908	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23%	115,908
67,909		Federated Project and Trade Finance Core Fund	675,693
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $5,330,563)	5,344,077
		TOTAL INVESTMENTS — 98.4% (IDENTIFIED COST $6,073,513)[3]	6,088,966
		OTHER ASSETS AND LIABILITIES - NET — 1.6%[4]	96,580
		TOTAL NET ASSETS — 100%	$6,185,546
1	Affiliated companies.
2	7-Day net yield.
3	At December 31, 2010, the cost of investments for federal tax purposes was $ 6,073,513. The net unrealized appreciation of investments for federal tax purposes was $15,453. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,332 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,879.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

1

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds*	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$ —	$744,889	$ —	$744,889
Mutual Funds	5,344,077	—	—	5,344,077
TOTAL SECURITIES	$5,344,077	$744,889	$ —	$6,088,966
*	Federated Bank Loan Core Fund and Federated Project and Trade Finance Core Fund are affiliated holdings offered only to registered investment companies and other accredited investors.

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
FNMA	— Federal National Mortgage Association
2

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Securities Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	February 23, 2011

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	February 23, 2011